Presentation of the financial statements	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Presentation of the financial statements

1. Presentation of the financial statements
Description of business
GSK is a global biopharma group which prevents and treats
disease with specialty medicines, vaccines and general
medicines. GSK focuses on the science of the immune system
and advanced technologies, investing in four core therapeutic areas: respiratory, immunology and inflammation; oncology;
HIV; and infectious diseases.
Compliance with applicable law and IFRS
The consolidated financial statements have been prepared in
accordance with UK-adopted international accounting
standards in conformity with the requirements of the
Companies Act 2006 and the IFRS Accounting Standards as
issued by the International Accounting Standards Board
(IASB).
Composition of the consolidated financial
statements
The consolidated financial statements are for the Group
consisting of GSK plc and its subsidiaries. The consolidated financial statements are drawn up in Sterling, the functional currency of GSK plc, and in accordance with the presentation requirements of IFRS Accounting Standards. The consolidated
financial statements comprise:
–Consolidated income statement
–Consolidated statement of comprehensive income
–Consolidated balance sheet
–Consolidated statement of changes in equity
–Consolidated cash flow statement
–Notes to the financial statements
Composition of the Group
A list of the subsidiaries and associates which, in the opinion of the Directors, principally affected the amount of profit or net assets of the Group is given in Note 45, ‘Principal Group
companies’.
Financial period
These consolidated financial statements cover the financial
year from 1 January to 31 December 2025, with comparative
figures for the financial years from 1 January to 31 December
2024 and, where appropriate, from 1 January to 31 December
2023.
Accounting principles and policies
The Directors have, at the time of approving the consolidated financial statements, a reasonable expectation that the Group has adequate resources to continue in operational existence
for the foreseeable future. Thus, the financial statements have been prepared on a going concern basis and using the
historical cost convention, modified to include revaluation to fair value of certain financial instruments, contingent
consideration liabilities, pension assets and liabilities and employee share plans, as stated in the accounting policies.
The consolidated financial statements have been prepared in
accordance with the Group’s accounting policies approved by
the Board as described in Note 2, ‘Accounting principles and policies’.
The preparation of the consolidated financial statements in
conformity with generally accepted accounting principles
requires management to make estimates and assumptions that
affect the reported amounts of assets and liabilities and
disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual
results could differ from those estimates. Note 3, ‘Critical accounting judgments and key sources of estimation
uncertainty’ provides details on the critical judgements that management have applied that have the most significant effect on the consolidated financial statements and the key sources of estimation uncertainty that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities within the next financial year.
In preparing the consolidated financial statements, the Group has evaluated the potential effects of both physical and
transition climate-related risks, along with planned mitigation efforts, on the valuation of assets and liabilities; with
consideration of the risks outlined in our climate-related
financial disclosures.
As of 31 December 2025, the Group has determined that
climate-related risks do not have a material impact on the
significant judgements and estimates and, as a result, the
valuation of the assets or liabilities have not been impacted.
The Group has reviewed the recoverable values of key assets
impacted such as property, plant and equipment, inventories, goodwill, and intangible assets given their potential exposure to climate-related risks, as well as the Group’s planned
transition efforts.
Among the risks identified is our reliever MDI medication
(Ventolin). The Group is responding to this risk by transitioning to a lower-carbon propellant. This transition is not anticipated to materially affect the recoverable amounts, or estimated
useful lives, of related property, plant and equipment.
Additional information can be found in Note 17, 'Property, plant and equipment'.
While the Group does not foresee any significant medium-term impact at present, it remains aware of the evolving nature of climate-related risks. The Group continues to evaluate the
implications on judgements and estimates, as well as on any
potential effects on the preparation of the consolidated
financial statements.